Shareholders' Equity (Information About Share Options) (Details)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	735,519
Weighted average remaining contractual life in years	7 years 2 months 16 days
Number exercisable	368,016
Exercise price 0-2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	204,190
Weighted average remaining contractual life in years	9 years 29 days
Number exercisable	30,180
Exercise price 3-5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	521,329
Weighted average remaining contractual life in years	6 years 6 months 22 days
Number exercisable	327,836
Exercise price 6-7 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	10,000
Weighted average remaining contractual life in years	2 years 6 months 29 days
Number exercisable	10,000